Document and Entity Information	Oct. 12, 2017
Prospectus:
Document Type	497
Document Period End Date	Oct. 12, 2017
Registrant Name	BNY MELLON FUNDS TRUST
Central Index Key	0001111565
Amendment Flag	false
Document Creation Date	Oct. 12, 2017
Document Effective Date	Oct. 12, 2017
Prospectus Date	Dec. 30, 2016
BNY Mellon Mid Cap Multi-Strategy Fund | Class M Shares
Prospectus:
Trading Symbol	MPMCX
BNY Mellon Mid Cap Multi-Strategy Fund | Investor Shares
Prospectus:
Trading Symbol	MIMSX